Borrowings	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Borrowings
20.	BORROWINGS

a.	Short-term borrowings
Bank loans
Bank loans primarily consist of revolving bank loans and bank overdrafts.

	$	$		$
	December 31
	2024	2025
	NT$	NT$		US$ (Note 4)

Secured bank loans, annual interest rates were 3.81%-4.16% and 2.82%-3.48% as of December 31, 2024 and 2025, respectively	$279,797		$86,116		$2,746
					(Continued	)

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unsecured bank loans, annual interest rates were 1.75%-6.96% and 1.70%-5.72% as of December 31, 2024 and 2025, respectively	$47,165,065	$41,021,737	$1,307,674

	47,444,862	41,107,853	1,310,420
Less: financial liabilities for hedging - current (Note 34)	12,456,104	9,282,400	295,901

	$34,988,758	$31,825,453	$1,014,519

(Concluded)

b.	Short-term bills payable – only as of December 31, 2025

1)	Commercial papers

	December 31, 2025
	NT$	US$ (Note 4)

Commercial papers	$2,200,000	$70,131
Less: Unamortized discounts	1,581	51

	$2,198,419	$70,080

Annual interest rate (%)	1.72

2)
The Group’s subsidiary obtained financing of
NT$22,000 thousand (US$702
thousand) from a leasing company through a sale and repurchase arrangement involving certain land improvements and machinery and equipment, and issued a promissory note that will be repaid in full upon its maturity in February 2026. As of December 31, 2025, the balance was
NT$22,000 thousand (US$702
thousand) with an annual interest rate of
6.00%-8.04%.

c .	Long-term borrowings
Bank loans

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

1) Revolving bank loans
Syndicated bank loans - repayable through January 2029 to July 2030, annual interest rate was 2.06% as of December 31, 2025	$-	$50,000,000	$1,593,880
Others - repayable through January 2026 to April 2030, annual interest rates were 1.62%-5.33% and 1.70%-4.48% as of December 31, 2024 and 2025, respectively	117,177,156	147,981,288	4,717,287
2) Mortgage loans (Note 36)
Repayable through January 2026 to November 2040 , annual interest rates were 2.40%-3.45% and 2.22%-3.42% as of December 31, 2024 and 2025, respectively	$8,457,942	$7,886,245	$251,394

	125,635,098	205,867,533	6,562,561
Less: unamortized arrangement fee	-	66,676	2,125

	125,635,098	205,800,857	6,560,436
Less: current portion of bank loan	3,884,906	3,188,061	101,628

	$121,750,192	$202,612,796	$6,458,808

The Group early
settled
bank loans of NT$28,489,463 thousand and NT$37,398,766 thousand (US$1,192,183 thousand) from January to March in 2025 and from January to March in 2026, respectively. The original agreed settlement dates for those loans were from November 2025 to November 2027 and from January 2027 to November 2040, respectively.
For certain of the aforementioned revolving bank loans, the subsidiaries are required to maintain specified financial ratios, which are calculated based on annual or semiannual self-prepared financial statements during the loan periods. The subsidiaries have complied with all such financial ratio covenants.